SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (JNet Group acquisition)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Supplier contracts	Dec. 31, 2012 VAS license	Dec. 31, 2012 Purchased software	Dec. 31, 2012 Non-compete agreements
Intangible assets
Estimated useful life		3 years 6 months	4 years 6 months	5 years	4 years
Discount rate (as a percent)	17.00%